                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3121
                                  ---------------------------------------------

                       EquiTrust Money Market Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          5400 University Avenue, West Des Moines, IA         50266
-------------------------------------------------------------------------------
           (Address of principal executive offices)          (Zip code)

        Kristi Rojohn, 5400 University Avenue, West Des Moines, IA 50266
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400
                                                   -------------

Date of fiscal year end:  July 31, 2003
                        ---------------
Date of reporting period: July 31, 2003
                         --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

[EQUITRUST FINANCIAL SERVICES LOGO]


EQUITRUST MONEY MARKET FUND, INC.


ANNUAL REPORT
JULY 31, 2003

INVESTMENT MANAGER AND PRINCIPAL UNDERWRITER

EQUITRUST INVESTMENT MANAGEMENT SERVICES, INC.

5400 UNIVERSITY AVENUE
WEST DES MOINES, IA 50266

1-877-860-2904
225-5586 (DES MOINES)

www.equitrust.com

THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

SHAREHOLDER ACCOUNT ACCESS NOW AVAILABLE AT www.equitrust.com

737-128(03)

PRESIDENT'S LETTER


Dear Shareholder:

      Rates offered by money market funds reflect the low rates set by central banks such as the Federal Open Market Committee (the "FOMC") and the British Banker's Association (the "BBA"). The FOMC controls the Federal Funds rate (the rate at which banks buy and sell overnight loans); and the BBA sets the London Interbank Offered Rate (the "LIBOR") (the interest rate banks charge each other in England's Eurodollar market). Both rates remain at historically low levels:
1.00% for the Federal Funds rate and 1.11% for the 1-month LIBOR. The FOMC believes that the U.S. economy is treading dangerously close to a deflationary scenario similar to Japan's. Since deflation is much more difficult to solve than inflation, the Federal funds rate is staunchly kept at a low rate to subvert the possibility. Unfortunately for money market investors this is painful, leading them to look elsewhere for opportunities.

      Money market funds play an important role in any portfolio even when short-term rates are low. They provide an opportunity to diversify into a portfolio of stock and bond funds using dollar cost averaging techniques. They also offer a safe and liquid haven for short-term investments and emergency cash reserves. The draftwriting privilege of the EquiTrust Money Market Fund, Inc. (the "Fund") is an additional enhancement to the preservation of capital and liquidity we strive for.

      We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for continued support of the Fund.

                                                 /s/ Craig A. Lang


                                                 CRAIG A. LANG
                                                 PRESIDENT


September 2, 2003


      An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

      Past performance is not a guarantee of future results.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2003

ASSETS

Investments in securities, at value (equivalent to amortized cost)            $  18,368,565
Cash                                                                                166,423
Receivables:
  Accrued interest                                                                    4,499
  EquiTrust Investment Management Services, Inc.                                      6,173
Prepaid expenses and other assets                                                     1,941
                                                                              -------------
Total Assets                                                                  $  18,547,601
                                                                              =============

LIABILITIES AND NET ASSETS
Liabilities:
  Payable to EquiTrust Investment Management Services, Inc.                   $      14,433
  Accrued expenses                                                                   19,530
                                                                              -------------
Total Liabilities                                                                    33,963

Net assets applicable to 18,513,638 shares of capital stock outstanding          18,513,638
                                                                              -------------

Total Liabilities and Net Assets                                              $  18,547,601
                                                                              =============

NET ASSET VALUE PER SHARE                                                     $       1.000
                                                                              =============

SEE ACCOMPANYING NOTES.

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2003

INVESTMENT INCOME

Interest                                                                      $     290,179

EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
  Investment advisory and management fees                                            53,797
  Shareholder service, transfer and dividend disbursing agent fees                   99,143
  Accounting fees                                                                    10,759
Custodian fees                                                                       58,649
Professional fees                                                                    26,512
Directors' fees and expenses                                                         17,505
Proxy expense                                                                        15,267
Reports to shareholders                                                              31,998
Registration fees                                                                    15,080
Miscellaneous                                                                         4,529
                                                                              -------------
Total Expenses                                                                      333,239
Waiver of fees                                                                      (87,729)
Fees paid indirectly                                                                 (3,498)
                                                                              -------------
Net Expenses                                                                        242,012
                                                                              -------------
Net Increase in Net Assets Resulting from Operations                          $      48,167
                                                                              =============

SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED JULY 31,
                                                               ----------------------------
                                                                   2003            2002
                                                               ------------    ------------
OPERATIONS
Net investment income                                          $     48,167    $    296,332
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income                                               (48,167)       (296,332)

CAPITAL SHARE TRANSACTIONS                                       (6,155,239)     (4,454,213)
                                                               ------------    ------------
Total Decrease in Net Assets                                     (6,155,239)     (4,454,213)
NET ASSETS
Beginning of year                                                24,668,877      29,123,090
                                                               ------------    ------------
End of year                                                    $ 18,513,638    $ 24,668,877
                                                               ============    ============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2003

                                                               ANNUALIZED
                                                                YIELD ON
                                                                PURCHASE     PRINCIPAL
                                                                  DATE         AMOUNT          VALUE
                                                               ----------   ------------   -------------
COMMERCIAL PAPER (20.26%)
  DEPOSITORY INSTITUTIONS (3.24%)
  Wells Fargo Corp., 1.01%, due 08/04/03                            1.011%  $    600,000   $     600,000

  INDUSTRIAL, MACHINERY AND EQUIPMENT (3.24%)
  IBM Corp., 0.98%, due 08/12/03                                    0.981        600,000         600,000

  NONDEPOSITORY INSTITUTIONS (8.92%)
  American General Finance Corp., 1.19%, due 08/08/03               1.193        775,000         775,000
  General Electric Capital Corp., 1.02%, due 08/28/03               1.021        475,000         475,000
  General Electric Capital Corp., 1.03%, due 10/22/03               1.033        400,000         400,000
                                                                                           -------------
                                                                                               1,650,000
  PETROLEUM AND COAL PRODUCTS (4.86%)
  ChevronTexaco Corp., 1.18%, due 08/01/03                          1.182        900,000         900,000
                                                                                           -------------
Total Commercial Paper                                                                         3,750,000

UNITED STATES GOVERNMENT AGENCIES (78.96%)
  Federal Home Loan Bank, due 08/11/03                              0.954      1,000,000         999,739
  Federal Home Loan Bank, due 08/15/03                              0.954      1,000,000         999,634
  Federal Home Loan Bank, due 08/22/03                              0.974        350,000         349,804
  Federal Home Loan Bank, due 09/05/03                              0.853      1,100,000       1,099,101
  Federal Home Loan Bank, due 10/16/03                              1.036      1,000,000         997,846
  Federal Home Loan Mortgage Corp., due 08/26/03                    1.005      1,100,000       1,099,243
  Federal Home Loan Mortgage Corp., due 09/02/03                    0.965        850,000         849,282
  Federal Home Loan Mortgage Corp., due 09/18/03                    0.981      1,000,000         998,712
  Federal Home Loan Mortgage Corp., due 09/23/03                    1.041      1,000,000         998,491
  Federal National Mortgage Assoc., due 08/06/03                    0.944      1,250,000       1,249,838
  Federal National Mortgage Assoc., due 08/08/03                    1.097      1,000,000         999,790
  Federal National Mortgage Assoc., due 08/13/03                    1.149      1,100,000       1,099,585
  Federal National Mortgage Assoc., due 08/19/03                    0.984        380,000         379,816
  Federal National Mortgage Assoc., due 08/20/03                    1.087      1,000,000         999,434
  Federal National Mortgage Assoc., due 09/10/03                    1.015      1,100,000       1,098,777
  Federal National Mortgage Assoc., due 09/17/03                    1.025        400,000         399,473
                                                                                           -------------
Total United States Government Agencies                                                       14,618,565
                                                                                           -------------
Total Investments (99.22%)                                                                    18,368,565

OTHER ASSETS LESS LIABILITIES (.78%)
  Cash, receivables, prepaid expenses and other assets,
    less liabilities                                                                             145,073
                                                                                           -------------
Total Net Assets (100.00%)                                                                 $  18,513,638
                                                                                           =============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2003

1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry.

SECURITY VALUATION

     The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

     The Fund entered into a master repurchase agreement arrangement with a bank. The agreement was terminated on July 28, 2003. Through this arrangement, excess cash was deposited overnight, earning interest at a prevailing interest rate determined by the bank. The repurchase agreement was collateralized by a government agency security.

INCOME AND INVESTMENT TRANSACTIONS

     The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

     All of the Fund's net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

     No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $9.00; and (3) accounting fees, which are based on the Fund's average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

     EquiTrust Investment has voluntarily waived all the investment advisory and management fees effective November 15, 2002, totaling $36,632. EquiTrust Investment waived a portion of the transfer agent fees equating to 0.25% of daily net assets effective January 24, 2003 and the remaining transfer agent fees of approximately 0.21% of daily net assets effective April 30, 2003, totaling $37,497. These waivers may be revoked at any time. Additionally, proxy fees totaling $13,600 were waived by EquiTrust Investment.

     EquiTrust Investment has also agreed to reimburse the Fund annually for its total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

     Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At July 31, 2003, FBL Financial Group, Inc. and its affiliated companies owned 2,054,845 shares of the Fund.

4.  EXPENSE OFFSET ARRANGEMENTS

     The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement. A corresponding adjustment was made to fees paid indirectly in the statement of operations.

5.  CAPITAL SHARE TRANSACTIONS

     Net assets as of July 31, 2003 consisted of the following for financial reporting and tax-basis reporting purposes:

             Capital Stock (500,000,000 shares of $.001 par value
               Capital Stock authorized)                               $      18,514
             Additional paid-in capital                                   18,495,124
                                                                       -------------
             Net Assets                                                $  18,513,638
                                                                       =============

     Transactions in Capital Stock were as follows:

                                                                  YEAR ENDED JULY 31,
                                           -----------------------------------------------------------------
                                                         2003                              2002
                                           -------------------------------   -------------------------------
                                               SHARES           AMOUNT           SHARES           AMOUNT
                                           --------------   --------------   --------------   --------------
Shares sold                                    69,356,403   $   69,356,403       78,519,909   $   78,519,909
Shares issued in reinvestment of
  dividends and distributions                      47,495           47,495          294,065          294,065
Shares redeemed                               (75,559,137)     (75,559,137)     (83,268,187)     (83,268,187)
                                           --------------   --------------   --------------   --------------
Net Decrease                                   (6,155,239)  $   (6,155,239)      (4,454,213)  $   (4,454,213)
                                           ==============   ==============   ==============   ==============

6.  DIVIDENDS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the year ended July 31, 2003 were paid as follows:

               PAYABLE DATE
               ------------
               August 30, 2002                                   $  .0003
               September 30, 2002                                   .0003
               October 31, 2002                                     .0002
               November 27, 2002                                    .0002
               December 31, 2002                                    .0002
               January 31, 2003                                     .0001
               February 28, 2003                                    .0002
               March 31, 2003                                       .0001
               April 30, 2003                                       .0001
               May 30, 2003                                         .0002
               June 30, 2003                                        .0002
               July 31, 2003                                        .0001
                                                                 --------
               Total Dividends Per Share                         $  .0022
                                                                 ========

     The tax character of dividends to shareholders during the year ended July 31, 2003 was the same as for financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                                                                               YEAR ENDED JULY 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year                   $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
  Income From Investment Operations:
    Net investment income                                   0.002          0.010          0.043          0.044          0.039
                                                     ------------   ------------   ------------   ------------   ------------
  Total from investment operations                          0.002          0.010          0.043          0.044          0.039
                                                     ------------   ------------   ------------   ------------   ------------
  Less Distributions:
    Dividends (from net investment income)                 (0.002)        (0.010)        (0.043)        (0.044)        (0.039)
                                                     ------------   ------------   ------------   ------------   ------------
  Total distributions                                      (0.002)        (0.010)        (0.043)        (0.044)        (0.039)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                         $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                                     ============   ============   ============   ============   ============

Total Return:
  Total investment return based on net asset
    value (1)                                                0.22%          1.04%          4.40%          4.51%          3.91%
Ratios/Supplemental Data:
  Net assets, end of period ($000's omitted)         $     18,514   $     24,669   $     29,123   $     30,309   $     31,374
  Ratio of total expenses to average net assets              1.55%          1.12%          1.20%          1.41%          1.30%
  Ratio of net expenses to average net assets                1.12%          1.10%          1.17%          1.37%          1.23%
  Ratio of net investment income to average net
    assets                                                   0.22%          1.07%          4.36%          4.42%          3.83%

----------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

SEE ACCOMPANYING NOTES.

REPORT OF INDEPENDENT AUDITORS


The Board of Directors and Shareholders
EquiTrust Money Market Fund, Inc.

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EquiTrust Money Market Fund, Inc. as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EquiTrust Money Market Fund, Inc. at July 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


Des Moines, Iowa
August 29, 2003

EQUITRUST MONEY MARKET FUND, INC.
SHAREHOLDER MEETING RESULTS


     A special meeting of the Fund's shareholders was held on May 21, 2003. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one share held on the record date for the meeting.

PROPOSAL 1

To elect Board of Directors:

                                                NUMBER OF VOTES
                                     ---------------------------------------
                                        FOR         WITHHELD        TOTAL
                                     ----------    ----------    -----------
Craig A. Lang                        11,161,953      723,985      11,885,938
William J. Oddy                      10,970,126      915,812      11,885,938
Erwin H. Johnson                     11,018,765      867,123      11,885,888
Kenneth Kay                          11,062,060      823,878      11,885,938
Paul E. Larson                       11,091,724      794,214      11,885,938
Steven W. Plate                      11,184,046      701,892      11,885,938
Erlin J. Weness                      11,108,119      777,819      11,885,938

PROPOSAL 2

                                                                        NUMBER OF VOTES
                                                        -------------------------------------------------
                                                           FOR        AGAINST     ABSTAIN       TOTAL
                                                        ----------   ---------   ---------   ------------
Approval of the amended and restated
investment advisory and management
services agreement                                      10,647,986    482,700     755,252     11,885,938

PROPOSAL 3

                                                                        NUMBER OF VOTES
                                                        -------------------------------------------------
                                                           FOR        AGAINST     ABSTAIN       TOTAL
                                                        ----------   ---------   ---------   ------------
Ratification of the selection of
Ernst & Young LLP as independent auditors               10,991,342    390,315     504,281     11,885,938

OFFICERS AND DIRECTORS

                                          TERM OF                                            NUMBER OF
                                          OFFICE &                                           PORTFOLIOS IN
                                          LENGTH                                             FUND COMPLEX
                        POSITION(S) HELD  OF TIME     PRINCIPAL OCCUPATION(S)                OVERSEEN BY    OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE   WITH FUND         SERVED(1)   DURING PAST FIVE YEARS                 DIRECTOR       BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS(2)

Craig A. Lang(3)(52)    President and     Since 2002  Dairy Farmer; Chairman and Director,        13
                        Director                      FBL Financial Group, Inc.; President
                                                      and Director, Iowa Farm Bureau
                                                      Federation and other affiliates of
                                                      the foregoing; Director, Western
                                                      Agricultural Insurance Company and
                                                      other affiliates of the foregoing;
                                                      President and Trustee, EquiTrust
                                                      Variable Insurance Series Fund;
                                                      Member, Growmark, Inc. Coordinating
                                                      Committee and American Farm Bureau
                                                      Federation Board of Directors; past
                                                      member, Cattlemens Beef Board

William J. Oddy(3)(59)  Vice President    Since 1981  Chief Executive Officer and                 13        Director, American
                        and Director                  Management Director, FBL Financial                    Equity Investment Life
                                                      Group, Inc.; Chief Executive Officer,                 Insurance Company,
                                                      Farm Bureau Life Insurance Company                    Berthel Fisher &
                                                      and other affiliates of the                           Company, Inc. and
                                                      foregoing; Chief Executive Officer                    Berthel Fisher & Company
                                                      and Director, EquiTrust Life                          Financial Services, Inc.
                                                      Insurance Company and other
                                                      affiliates of the foregoing, and RIK,
                                                      Inc.; Chief Executive Officer and
                                                      Manager, EquiTrust Marketing
                                                      Services, LLC; Chief Executive
                                                      Officer and Director, EquiTrust
                                                      Investment Management Services, Inc.;
                                                      Vice President and Trustee, EquiTrust
                                                      Variable Insurance Series Fund; Vice
                                                      President and Director, EquiTrust
                                                      Series Fund, Inc.; President and
                                                      Director, FBL Real Estate Ventures,
                                                      Ltd.

Stephen M. Morain (58)  Senior Vice       Since 1982  General Counsel and Assistant
                        President and                 Secretary, Iowa Farm Bureau
                        General Counsel               Federation; General Counsel,
                                                      Secretary and Director, Farm Bureau
                                                      Management Corporation; Senior Vice
                                                      President and General Counsel, FBL
                                                      Financial Group, Inc. and other
                                                      affiliates of the foregoing; Senior
                                                      Vice President, General Counsel and
                                                      Manager, EquiTrust Marketing
                                                      Services, LLC; Senior Vice President,
                                                      General Counsel and Director,
                                                      EquiTrust Investment Management
                                                      Services, Inc.

JoAnn Rumelhart (50)    Executive Vice    Since 2000  Executive Vice President and General
                        President                     Manager - Life Cos., FBL Financial
                                                      Group, Inc.; Executive Vice President
                                                      and General Manager, Farm Bureau Life
                                                      Insurance Company, EquiTrust Life
                                                      Insurance Company and other
                                                      affiliates of the foregoing;
                                                      Executive Vice President and
                                                      Director, EquiTrust Investment
                                                      Management Services, Inc.; Executive
                                                      Vice President and Manager, EquiTrust
                                                      Marketing Services, LLC; Executive
                                                      Vice President, EquiTrust Variable
                                                      Insurance Series Fund and EquiTrust
                                                      Series Fund, Inc.

James W. Noyce (47)     Chief Financial   Since 1996  Chief Financial Officer and Chief
                        Officer and                   Administrative Officer, FBL Financial
                        Treasurer                     Group, Inc. and other affiliates of
                                                      the foregoing; Chief Financial
                                                      Officer, Chief Administrative
                                                      Officer, Treasurer and Manager,
                                                      EquiTrust Marketing Services, LLC;
                                                      Vice President, Treasurer and
                                                      Director, EquiTrust Investment
                                                      Management Services, Inc., FBL Real
                                                      Estate Ventures, Ltd. and other
                                                      affiliates of the foregoing;
                                                      President, Treasurer and Director,
                                                      FBL Leasing Services, Inc.; Chief
                                                      Executive Officer, Chief Financial
                                                      Officer and Chief Administrative
                                                      Officer, Western Computer Services,
                                                      Inc.; Chief Financial Officer and
                                                      Treasurer, EquiTrust Variable
                                                      Insurance Series Fund and EquiTrust
                                                      Series Fund, Inc.

                                          TERM OF                                            NUMBER OF
                                          OFFICE &                                           PORTFOLIOS IN
                                          LENGTH                                             FUND COMPLEX
                        POSITION(S) HELD  OF TIME     PRINCIPAL OCCUPATION(S)                OVERSEEN BY    OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE   WITH FUND         SERVED(1)   DURING PAST FIVE YEARS                 DIRECTOR       BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
John M. Paule (47)      Chief Marketing   Since 2000  Chief Marketing Officer, FBL
                        Officer                       Financial  Group, Inc. and other
                                                      affiliates of the foregoing; Chief
                                                      Marketing Officer and Director,
                                                      EquiTrust Investment Management
                                                      Services, Inc.; Chief Marketing
                                                      Officer and Manager, EquiTrust
                                                      Marketing Services, LLC.

Lou Ann Sandburg (55)   Vice President-   Since 1999  Vice President-Investments and
                        Investments and               Assistant Treasurer, FBL Financial
                        Assistant                     Group, Inc. and other affiliates of
                        Treasurer                     the foregoing; Vice
                                                      President-Investments, Assistant
                                                      Treasurer and Director, EquiTrust
                                                      Investment Management Services, Inc.;
                                                      Vice President, Assistant Treasurer
                                                      and Manager, EquiTrust Marketing
                                                      Services, LLC; Vice President, FBL
                                                      Financial Services, Inc. and other
                                                      affiliates of the foregoing; Vice
                                                      President and Director, FBL Leasing
                                                      Services, Inc.; Vice President,
                                                      Secretary and Director, FBL Real
                                                      Estate Ventures, Ltd.

Dennis M. Marker (52)   Chief Executive   Since 1982  Vice President-Investment
                        Officer                       Administration, FBL Financial Group,
                                                      Inc. and other affiliates of the
                                                      foregoing; President and Director,
                                                      EquiTrust Investment Management
                                                      Services, Inc.; Vice
                                                      President-Investment Administration
                                                      and Manager, EquiTrust Marketing
                                                      Services, LLC; Chief Executive
                                                      Officer, EquiTrust Variable Insurance
                                                      Series Fund and EquiTrust Series
                                                      Fund, Inc.; Vice President and
                                                      Director, FBL Leasing Services, Inc.

Kristi Rojohn (40)      Investment        Since 1990  Investment Compliance Vice President
                        Compliance Vice               and Secretary, EquiTrust Investment
                        President And                 Management Services, Inc. and other
                        Secretary                     affiliates of the foregoing.

Susan M. Coombs (43)    Mutual Fund       Since 2002  Mutual Fund Accounting Director,
                        Accounting                    EquiTrust Investment Management
                        Director                      Services, Inc. and other affiliates
                                                      of the foregoing.

Rebecca L. Howe (49)    Assistant         Since 2003  Assistant Secretary, EquiTrust
                        Secretary                     Investment Management Services, Inc.
                                                      and other affiliates of the foregoing.

NON-INTERESTED
PERSONS

Erwin H. Johnson (60)   Director          Since 1989  Farmer; Owner and Manager, Center            13       Director, First Security
1841 March Avenue                                     View Farms, Co.; Farm Financial                       Bank and Trust Co.
Charles City, Iowa                                    Planner; Iowa State University                        (Charles City, Iowa)
50616-9115                                            Cooperative Extension Service Seed
                                                      Sales; Syngenta; Director, Iowa 4-H
                                                      Foundation and Ag Ventures Alliance;
                                                      Council Member, West St. Charles
                                                      United Methodist Church

Kenneth Kay (60)        Director          Since 1996  President, K-Ranch Inc.                      13       Director, First Whitney
51606 590th Street                                                                                          Bank & Trust (Atlantic,
Atlantic, Iowa                                                                                              Iowa)
50022-8233

Paul E. Larson (50)     Director          Since 2003  Former President, Equitable Life             13       Director, Wellmark, Inc.
588 Chardonnay Point                                  Insurance Company of Iowa and related
Waukee, Iowa 50263                                    entities, retired since March, 1999

Steven W. Plate (47)    Director          Since 2003  CPA/Owner, Plate, Baker & Co.,               13
c/o Plate, Baker & Co.                                P.C., Certified Public Accountants
1003 Main Street
Grinnell, Iowa
50112

                                          TERM OF                                            NUMBER OF
                                          OFFICE &                                           PORTFOLIOS IN
                                          LENGTH                                             FUND COMPLEX
                        POSITION(S) HELD  OF TIME     PRINCIPAL OCCUPATION(S)                OVERSEEN BY    OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE   WITH FUND         SERVED(1)   DURING PAST FIVE YEARS                 DIRECTOR       BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Erlin J. Weness (59)    Director          Since 2003  Owner and Operator, Weness                   13       Director, First State
1620 Pinewood Drive                                   Consulting; Extension Educator -                      Bank Southwest
Worthington,                                          Farm Management, University of                        (Worthington,
Minnesota 56187                                       Minnesota                                             Minnesota), First State
                                                                                                            Insurance Agency
                                                                                                            (Worthington, Minnesota)
                                                                                                            (Worthington, Minnesota)
                                                                                                            Bancorporation
                                                                                                            (Worthington, Minnesota)

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 AM to 4:30 PM.

(1) Officers are elected annually and their terms continue until they are replaced or resign.
(2) All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266.
(3) An "Interested Person" is defined as a person who knowingly has any direct or indirect beneficial interest in, or who is designated as trustee, executor, or guardian of any legal interest in, any security issued either by such investment adviser or principal underwriter or by a controlling person of such investment adviser or principal underwriter.

ITEM 2.    CODE OF ETHICS.

     (a) As of July 31, 2003, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (f) A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.
           (2) The audit committee financial expert is Paul E. Larson.
           Mr. Larson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.    [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.    [RESERVED]


ITEM 9.    CONTROLS AND PROCEDURES

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There has been no change to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.   EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      EquiTrust Money Market Fund, Inc.
                  -----------------------------------

By:                       /s/ Dennis M. Marker
                  -----------------------------------
                  Name:  Dennis M. Marker
                  Title:  Chief Executive Officer
                  Date:  10/1/2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                       /s/ Dennis M. Marker
                  -----------------------------------
                  Name:  Dennis M. Marker
                  Title:  Chief Executive Officer
                  Date:  10/1/2003

By:                       /s/ James W. Noyce
                  -----------------------------------
                  Name:  James W. Noyce
                  Title:  Chief Financial Officer
                  Date:  10/1/2003